Subsequent Events	12 Months Ended
Dec. 31, 2025
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent Events
27.
SUBSEQUENT EVENTS

Subsequent to December 31, 2025, the Group had the following significant events:

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In January 2026, the Group repaid the remaining balance of the Viking Jupiter charter.
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In January 2026, the deadline for the shipbuilding contracts for Ship XXI and Ship XXII becoming effective was extended to March 31, 2026. If the contracts remain ineffective on that date, they can be terminated by either the Group or the shipyard without liability.
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In February 2026, the Group amended the Hermes Financing. As a result of the amendments, the Company issued a corporate guarantee and the financial maintenance covenant described in Note 14 no longer applies.
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In February 2026, the Group disbursed a loan for RMB 253.0 million ($35.4 million) to CMV, a related party. The loan is interest bearing at 2.9% and matures in January 2027.
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In February 2026, the Company granted 0.2 million RSUs and 0.2 million PSUs (reflected at target) to its executive officers under the 2018 Incentive Plan. Both the RSUs and PSUs are subject to service vesting conditions of one to three years. The PSUs are also subject to performance vesting conditions, which are based upon the Group’s achievement of certain adjusted net income-based performance targets for the years ending December 31, 2026 to December 31, 2028, on an individual and cumulative basis. Depending on the Group’s performance, the actual number of ordinary shares that could be issued upon vesting of the PSUs could range from 0% to 200% of the target number of shares.
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In February 2026, the Group entered into shipbuilding commitments, subject to certain financing and other conditions, for two additional expedition ships, scheduled for delivery in 2030 and 2031.